Segment reporting - Major customers (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Disclosure of major customers [abstract]
Sales	$ 1,144,434,000	$ 1,615,222,000	$ 2,242,002,000	[1]
Number of customers representing 10% or more of sales		0	0
Top Ten Customers
Disclosure of major customers [abstract]
Sales	$ 580,570,000	$ 643,689,000	$ 758,894,000
Number of major customers | customer	10	10	10
Dow Corning Corporation
Disclosure of major customers [abstract]
Percentage of Company's sales	13.20%

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).